Advertising Expense	12 Months Ended
Dec. 31, 2011
Advertising Expense [Abstract]
ADVERTISING EXPENSE	NOTE 18. ADVERTISING EXPENSE The Bancorp expenses advertising costs as they are incurred. Advertising expenses amounted to $401,108, $333,873 and $288,411 in 2011, 2010, and 2009, respectively.